Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

25.Subsequent events

 Issuance of the Administrative Measures and the National Standards for E-Cigarettes of the Tobacco Monopoly Law of the People’s Republic of China

On March 11, 2022, the State Tobacco Monopoly Administration issued the Administrative Measures for E-Cigarettes, or the E-Cigarettes Administrative Measures, which will come into effect on May 1, 2022. The E-Cigarettes Administrative Measures primarily aim at strengthening the management of e-cigarettes and regulating the e-cigarette market order, and stipulate, among others, the definition, licensing system, distribution management, technical review and quality control, transport, import and export, advertising and promotion of e-cigarettes.

On April 8, 2022, the State Administration for Market Regulation issued the National Standards for E-Cigarettes, or the National Standards, which will come into effect on October 1, 2022. The National Standards stipulate the technical terminology in relation to e-cigarettes and definitions thereof, clarify the standards for product design and raw materials of e-cigarettes and technical requirements for e-cigarette devices, e-atomization materials and e-cigarette emissions, and prescribe rules for instructions and labels of e-cigarette products.

25.Subsequent events (Continued)

On April 15, 2022, the State Tobacco Monopoly Administration issued a set of implementing rules and guiding opinions regarding e-cigarette products technical review, e-cigarette product traceability system, approval and administration of licenses for e-cigarette manufacturing enterprises and e-cigarette retail outlets, layout of e-cigarette wholesale enterprises and e-cigarette retail outlets, which took effect on the same day. Additionally, according to a Q&A released on the official website of the State Tobacco Monopoly Administration, a transition period ending September 30, 2022 is granted to e-cigarette manufacturers and operators that existed before November 10, 2021 in respect of the implementation and enforcement of the E-Cigarettes Administrative Measures, the National Standards and relevant implementing policies and rules. During such transition period, existing e-cigarette manufacturers and operators are allowed to continue with their current business.

As an enterprise holding e-cigarette brand, the Company is obligated to apply for a Tobacco Monopoly License for Manufacturing Enterprise and comply with all applicable requirements. As of the date of this annual report, the Company is in the process of applying for such license. Given the uncertainties of interpretation and implementation of relevant laws and regulations and the enforcement practice by relevant government authorities, the Company may be required to obtain additional licenses, permits, filings or approvals for the functions and services of platform in the future.

Furthermore, as the National Standards is approved and promulgated, the Company have to adjust and transform the existing product design, manufacturing facilities, and raw materials for the Company’s e-vapor products in order to comply with such standard. The Company will continuously monitor the situation and its potential impact on the PRC Business.